Taxation	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Taxation

17.	Taxation

The Company is registered in the Cayman Islands. The Group generated substantially all of its income from its PRC operations for the years ended March 31, 2026, 2025 and 2024.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain, and no withholding tax is imposed to any dividends and payment made to shareholders.

Hong Kong

The Company’s subsidiary Easy Skills Technology Limited is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong before April 2018. The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5% The Group had no assessable profit subject to Hong Kong profit tax for the years ended March 31, 2026, 2025 and 2024.

PRC

Income Tax

The Company’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

The State Administration of Taxation further announced that from January 1, 2021 to December 31, 2022, for the portion of taxable income not exceeding RMB1 million, the amount of taxable income can be halved from 25% to 12.5%, and the corporate income tax will be levied at 20%, for small and low-profit enterprises, and from January 1, 2022 to December 31, 2024, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of the taxable income amount for the portion of taxable income more than RMB1 million but not exceeding RMB3 million. In accordance with announcement of the Ministry of Finance and the State Taxation Administration [2023] No. 6, which was effective from January 1, 2023 to December 31, 2024, preferential tax rate became 5% on taxable income below RMB1 million. According to announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 and until December 31, 2027, small, low profit enterprises is subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of March 31, 2026 and 2025. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2021 to 2025 of the Company’s PRC subsidiaries remain open to examination by the taxing jurisdictions.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The components of the loss before income taxes are as follows:

	For the years ended March 31,
	2026	2025	2024
PRC	6,478,687	1,492,557	5,114,375
Non PRC	$2,020,366	1,433,432	$97,930
Total loss before income tax expenses - Continuing operations	$8,499,053	$2,925,989	$5,212,305

Total loss/(income) before income tax expenses - Discontinued	—	4,602,415	(462,886)

The current and deferred portions of income tax (expense)/credit included in the consolidated statements of loss were as follows:

	For the years ended March 31,
	2026	2025	2024
Current
- PRC	—	(53,048)	—
- Non PRC	—	—	—
Total current tax expense	$—	$(53,048)	$—

Deferred
- PRC	—	—	27,273
- Non PRC	—	—	—
Total deferred tax credit	$—	$—	$27,273
Income tax (expense)/credit	$—	$(53,048)	$27,273

Income tax paid by jurisdiction is as follows:

	For the years ended March 31,
Income tax paid	2026	2025	2024

- PRC	6,442	23,723	—
- Non PRC	—	—	—
Total income tax paid	$6,442	$23,723	$—

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, the reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the year ended March 31, 2026 was as follows:

	For the year ended March 31, 2026
	Amount	Percent
	USD
Income before income taxes	(8,499,053)
PRC statutory income tax rate	25%
Income tax benefit computed at the PRC statutory tax rate of 25%	(2,124,763)	25.0%
Domestic tax effects
Effect of preferential tax rates	1,317,390	(15.5%)
Effect of non-tax deductible expenses and loss	72	(0.0%)
Change in valuation allowance	329,275	(3.9%)
Foreign tax effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	475,202	(5.6%)
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	562	(0.0%)
Effect of non-tax deductible expenses and loss	1,091	(0.0%)
Singapore
Statutory tax rate difference between PRC and other jurisdictions	270	(0.0%)
Effect of non-tax deductible expenses and loss	574	(0.0%)
United States
Statutory tax rate difference between PRC and other jurisdictions	52	(0.0%)
Effect of non-tax deductible expenses and loss	274	(0.0%)
Income tax expense	—	—
Effective tax rate	—	—

Deferred tax assets	1,161,878	—
Valuation allowance	(1,161,878)	—
Deferred tax assets, net of valuation allowance	—	—
Deferred tax liability	—	—
Deferred tax assets, net	—	—

As of March 31, 2026, the Company’s total deferred tax assets (“DTA”) amounted to USD 1,161,878. The DTA consists of four components: (1) deductible temporary differences arising from long-term investment impairment of USD 816,536; (2) net operating loss carryforward of USD 289,148; (3) allowance for credit losses of USD 30,835; and (4) intangible asset impairment of USD 25,359. The Company recorded a full valuation allowance of USD 1,161,878 against these deferred tax assets, such that the net carrying amount of deferred tax assets is zero. The full valuation allowance is mainly attributable to the Company’s recurring operating losses, which create substantial uncertainty about whether sufficient future taxable income will be available to realize these deferred tax assets.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the years ended March 31, 2025 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the years ended March 31,
	2025	2024
Income before income taxes	$(2,925,989)	$(5,212,305)
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$(731,497)	$(1,303,076)
Effect of tax-exempt entity	294,740	23,825
Effect of previous year over-paid tax expenses	—	—
Effect of non-tax deductible expenses and loss	166	25
Effect of deductible prior year loss	—	—
Effect of tax loss not recognized	37,488	187,292
Effect of previous year over-accrued tax expenses	—	—
Effect of investment (income)/loss not recognized	(2,768)	271
Effect of impairment not recognized	454,919	1,064,390
Income tax expense/(credit)	$53,048	$(27,273)

Deferred tax assets	1,580,716	1,195,951
Valuation allowance	(1,580,716)	(1,195,951)
Deferred tax assets, net of valuation allowance	—	—
Deferred tax liability	—	—
Deferred tax assets, net	—	—

The Group operates through subsidiaries and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a cumulative financial loss position and are not forecasting profits in the near future as of March 31, 2026 and 2025.

For the year ended March 31, 2026, the valuation allowance had a balance of $1,580,716 at the beginning of the year. During the year, the Group recorded additions of $335,885, reversals of $776,123, utilized $6,610 of the valuation allowance, and recognized an unfavorable foreign exchange effect of $28,010. As a result, the valuation allowance decreased to $1,161,878 as of March 31, 2026.

During the year ended March 31, 2026, the Group reversed valuation allowance of $776,123 as a result of the expiration of tax loss carryforwards in certain jurisdictions. As these tax losses expired unutilized, the related deferred tax assets were derecognized with a corresponding reversal of the valuation allowance previously established against them. The net impact on the consolidated statements of comprehensive income (loss) was nil.

For entities incorporated in PRC mainland, net loss can be carried forward for five years. As of March 31, 2026, the Group had deferred tax assets of net operating loss carrying forwards of approximately of $289,148. As of March 31, 2026, net operating loss carryforwards from PRC will expire, if unused, in the following amounts:

Amount

2027	$122,184
2028	542,996
2029	232,511
2030	120,509
2031	827,137
Total	$1,845,337

Value Added Tax (“VAT”)

The Group’s technical service revenue are subject to a VAT rate of 6%.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2026 and 2025, the Group did not have any significant unrecognized uncertain tax positions. The Group does not believe that its uncertain tax benefits position will materially change over the next twelve months.

For the years ended March 31, 2024, 2025 and 2026, the Group incurred no interest or penalties in connection with potentially underpaid income taxes.

As of March 31, 2026, the tax years ended March 31, 2020 through 2025 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Taxes payable consisted of the following:

	As of March 31,
	2026	2025
Income tax payable	$218,071	$216,539
VAT payable	1,227	2,591
Other tax payables	—	2,263
Total	$219,298	$221,393